Deposits (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Summary of Deposits
Deposits at March 31, 2020 and 2019 consisted of the following:

	At March 31,
	2020	2019
	(In millions)
Non-interest-bearing demand deposits	¥25,307,775	¥22,594,227
Interest-bearing demand deposits	59,772,689	56,205,396
Deposits at notice	10,769,494	11,169,956
Time deposits	25,023,508	25,760,889
Negotiable certificates of deposit	10,180,436	11,165,487
Others (1)	7,377,516	7,508,697

Total deposits	¥138,431,418	¥134,404,652

(1)	Others include, among other items, foreign currency deposits in domestic offices and Japanese yen accounts held by foreign depositors in domestic offices.